Schedule of disaggregation revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Product Information [Line Items]
Total	$ 29,543	$ 79,871
Auto Parts And Auto Accessories Sales [Member]
Product Information [Line Items]
Total	29,543	78,949
New Car Sales [Member]
Product Information [Line Items]
Total		$ 922